INVESTMENTS IN ASSOCIATES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of financial information [line items]
Current assets		$ 7,440	$ 6,861
Non-current assets		10,385	10,040
Total assets		17,942	16,963
Current liabilities		6,174	5,452
Total liabilities		11,814	10,789
Proportionate ownership interest in MOPCO		522	541
Carrying amount of interest in MOPCO		346	379
Income statement [abstract]
Sales		13,766	13,457
Net earnings (loss)		315	596
Other comprehensive loss		83	31
Comprehensive income (loss), net of tax		395	620
Misr Fertilizers Production Company S.A.E. [Member]
Disclosure of financial information [line items]
Current assets		158	29
Non-current assets		1,654	1,510
Total assets		1,812	1,539
Current liabilities		238	207
Non-current liabilities		863	538
Total liabilities		1,101	745
Net assets		711	794
Proportionate ownership interest in MOPCO		185	206
Dividend receivable		7	29
Unamortized purchase price adjustment		46	50
Carrying amount of interest in MOPCO		238	285
Income statement [abstract]
Sales		421	128
Net earnings (loss)		81	149
Other comprehensive loss		(158)	(131)
Comprehensive income (loss), net of tax		(77)	18
Proportionate share of MOPCO income (loss)		21	39
Purchase price adjustment amortization		(4)	(4)
Earnings (loss) from MOPCO		17	35
Proportionate share of MOPCO other comprehensive income		(41)	(34)
Proportionate share of MOPCO total comprehensive income		$ (24)	1
Proportion of ownership interest in associate		26.00%
Dividends received from MOPCO		$ 13	$ 0
Canpotex [Member]
Income statement [abstract]
Proportion Of Economic Interest In Associate		8.87%	10.30%
Proportion of ownership interest in associate		33.30%
Canpotex [Member] | The merger [member]
Income statement [abstract]
Proportion Of Economic Interest In Associate				63.82%
Voting interest held in associate	50.00%